OTHER LIABILITIES - Other Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) plan installment	Dec. 31, 2021 USD ($)
Details of other plans
Number of defined contribution plans | plan	2
Percentage of Agnico Eagle's contribution for employees to a defined contribution plan (as a percent)	5.00%
Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 18.6	$ 17.0
Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 2.0	1.5
Percentage of Agnico Eagle's contribution for designated executives to a defined contribution plan (as a percent)	10.00%
Net contribution plan liability in relation to plan	$ 10.3	10.6
Number of pension payable in annual installments | installment	5
Key management personnel | Basic Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 0.3	0.2
Key management personnel | Supplemental Plan
Details of other plans
Agnico Eagle's contribution amount to a defined contribution plan	$ 1.4	$ 0.9